CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash acquired from business acquisition of Citylead, cash consideration paid	$ 500
Proceeds from issuance of convertible notes, issuance cost paid		$ 250